Leases - Summary of the right-of-use assets by the lessee's underlying asset type (Details) - KRW (₩) ₩ in Millions	Dec. 31, 2021	Dec. 31, 2020
Disclosure of quantitative information about right-of-use assets [line items]
Right-of-use assets	₩ 608,127	₩ 590,417
Real estate
Disclosure of quantitative information about right-of-use assets [line items]
Right-of-use assets	574,041	556,419
Vehicle
Disclosure of quantitative information about right-of-use assets [line items]
Right-of-use assets	21,849	20,621
Others
Disclosure of quantitative information about right-of-use assets [line items]
Right-of-use assets	12,237	13,377
Acquisition cost
Disclosure of quantitative information about right-of-use assets [line items]
Right-of-use assets	1,229,169	1,016,183
Acquisition cost | Real estate
Disclosure of quantitative information about right-of-use assets [line items]
Right-of-use assets	1,153,021	953,135
Acquisition cost | Vehicle
Disclosure of quantitative information about right-of-use assets [line items]
Right-of-use assets	45,670	36,680
Acquisition cost | Others
Disclosure of quantitative information about right-of-use assets [line items]
Right-of-use assets	30,478	26,368
Accumulated depreciation
Disclosure of quantitative information about right-of-use assets [line items]
Right-of-use assets	(621,042)	(425,766)
Accumulated depreciation | Real estate
Disclosure of quantitative information about right-of-use assets [line items]
Right-of-use assets	(578,980)	(396,716)
Accumulated depreciation | Vehicle
Disclosure of quantitative information about right-of-use assets [line items]
Right-of-use assets	(23,821)	(16,059)
Accumulated depreciation | Others
Disclosure of quantitative information about right-of-use assets [line items]
Right-of-use assets	₩ (18,241)	₩ (12,991)